GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Going Concern [Abstract]
GOING CONCERN
NOTE 3 GOING CONCERN

The Company’s condensed unaudited financial statements have been prepared on a going concern basis which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business. The Company has incurred substantial losses from operations and negative operating cash flows which raise substantial doubt about the Company’s ability to continue as a going concern. Although, due to the change in value of our fair value liabilities, the Company had net income for the three months ended March 31, 2017 of $21.5 million it incurred a net loss for the year ended December 31, 2016 of $89.1 million, a net loss from operations for the three months ended March 31, 2017 of $6.4 million and has an accumulated deficit of $189.5 million as of March 31, 2017. The Company has limited liquidity and has not yet established a stabilized source of revenue sufficient to cover operating costs and development needs. Accordingly, our continuation as a going concern is dependent upon our ability to generate greater revenue through increased sales and/or our ability to raise additional funds through the capital markets. Whether and when the Company can attain profitability and positive cash flows from operations or obtain additional financing is uncertain.

The Company has been able to obtain financing in order to fund its short term working capital and development needs. In 2016, the Company obtained financing by: 1) completing two follow-on offerings for an aggregate net proceeds of $10.3 million; 2) holders of the 2015 Notes voluntarily agreed to remove restrictions on the Company’s use of $13.8 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company; 3) in July 2016, the Company issued the 2016 Notes and received $68.0 million in total gross proceeds, of which $5.4 million in net proceeds was immediately available to the Company and $62.0 million was placed in restricted accounts, and 4) in December 2016, holders of the 2016 Notes voluntarily agreed to remove restrictions on the Company’s use of $2.6 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. During the three months ended March 31, 2017, holders of 2016 Notes voluntarily agreed to remove restrictions on the Company’s use of an aggregate of approximately $3.5 million in cash previously funded to the Company and authorized the release of those funds from the restricted accounts. In addition, the Company and the holders of 2016 Notes entered into an agreement, pursuant to which the Company agreed to redeem $38.9 million of the 2016 Notes held by each of the holders for an aggregate redemption price of $38.9 million, which will satisfy such redemption note in full. The Company paid the redemption price for the redemption notes from cash held in the restricted accounts of the Company. As of March 31, 2017, cash in the amount of $17.0 million was still being held in restricted accounts. Subsequent to March 31, 2017, $14.5 million of the restricted cash was returned to the note holders as redemptions on the outstanding notes and $2.5 million had the restrictions voluntarily removed and those funds were authorized to be released from the restricted accounts to the Company. There are no longer any funds in the restricted cash accounts.

The Company will continue to seek funding through the issuance of additional equity securities or debt financing, or a combination of the two. Any proceeds received from these items could provide the needed funds for continued operations and development programs. The Company can provide no assurance that it will be able to obtain sufficient additional financing that it needs to alleviate doubt about its ability to continue as a going concern. If the Company is able to obtain sufficient additional financing proceeds, the Company cannot be certain that this additional financing will be available on acceptable terms. To the extent the Company raises additional funds by issuing equity securities or convertible debt, the Company’s stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact the Company’s ability to conduct business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Company is unable to obtain additional financings, the impact on the Company’s operations will be material and adverse.

NOTE 3    GOING CONCERN

The Company’s audited financial statements have been prepared on a going concern basis which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business. The Company has incurred substantial losses from operations and negative operating cash flows which raise substantial doubt about the Company’s ability to continue as a going concern. The Company sustained a net loss for the year ended December 31, 2016 of $89.1 million and a net loss for the year ended December 31, 2015 of $57.9 million, and has an accumulated deficit of $211.1 million as of December 31, 2016. We have limited liquidity and have not yet established a stabilized source of revenue sufficient to cover operating costs and development needs. Accordingly, our continuation as a going concern is dependent upon our ability to generate greater revenue through increased sales and/or our ability to raise additional funds through the capital markets. Whether and when the Company can attain profitability and positive cash flows from operations or obtain additional financing is uncertain. The Company has been able to obtain financing in order to fund its short term working capital and development needs. In February 2016, the Company obtained financing by completing a follow-on offering for net proceeds  of $5.0 million. In May 2016, holders of the 2015 Notes voluntarily agreed to remove restrictions on the Company’s use of $2.0 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. In June 2016, the Company obtained additional financing by completing another follow-on offering for net proceeds of $5.3 million. In July 2016, the Company issued the 2016 Notes and received $68.0 million in total gross proceeds, of which $5.4 million in net proceeds was immediately available to the Company and $62.0 million was placed in restricted accounts. In September, October and November 2016, holders of the 2015 Notes voluntarily agreed to remove restrictions on the Company’s use of $4.7 million, $3.5 million, and $3.6 million, respectively, of funds previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. In December 2016, holders of the 2016 Notes voluntarily agreed to remove restrictions on the Company’s use of $2.6 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. As of December 31, 2016, cash in the amount of $59.4 million is still being held in restricted accounts and will be released to the Company at future dates pursuant to the terms of the 2016 Notes. Subsequent to December 31, 2016, the holders of 2016 Notes voluntarily agreed to remove restrictions on the Company’s use of an aggregate of approximately $3.5 million in cash previously funded to the Company and authorized the release of those funds from the restricted accounts. In addition, the Company and the holders of 2016 Notes entered into an agreement, pursuant to which the Company agreed to redeem $38.9 million of the 2016 Notes held by each of the holders for an aggregate redemption price of $38.9 million, which will satisfy such redemption note in full. The Company paid the redemption price for the redemption notes from cash held in the restricted accounts of the Company. As of March 17, 2016, cash in the amount of $17.0 million is still being held in the restricted accounts.

The Company will continue to seek funding through the issuance of additional equity securities or debt financing, or a combination of the two. Any proceeds received from these items could provide the needed funds for continued operations and development programs. The Company can provide no assurance that it will be able to obtain sufficient additional financing that it needs to alleviate doubt about its ability to continue as a going concern. If the Company is able to obtain sufficient additional financing proceeds, the Company cannot be certain that this additional financing will be available on acceptable terms. To the extent the Company raises additional funds by issuing equity securities or convertible debt, the Company’s stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact the Company’s ability to conduct business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Company is unable to obtain additional financings, the impact on the Company’s operations will be material and adverse.